SCHEDULE OF TRANSLATION OF AMOUNTS EXCHANGE RATES (Details)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Accounting Policies [Abstract]
Year-end S$:US$ exchange rate	1.2950	1.3396	1.3314